Leases (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Leases [Abstract]
Schedule of future lease payments for leaseback agreement	The future lease payments for these leaseback agreements are as follows:

(in thousands of USD)	December 31, 2021	December 31, 2020

Less than one year	22,667	22,667
Between one and five years	33,878	56,545
Total future lease payables	56,545	79,211

The future lease payments for these leaseback agreements are as follows:

(in thousands of USD)	December 31, 2021	December 31, 2020
Less than 1 year	24,828	49,218
Between 1 and 5 years	8,708	14,714
Total future lease payments	33,535	63,932

Schedule of right-of-use assets
Right-of-use assets

(in thousands of USD)	Bareboats	Time charters	Office rental	Company cars	Total

Balance at January 1, 2020	55,411	—	2,733	764	58,908
Additions to right-of-use assets	—	24,873	762	66	25,701
Depreciation charge for the year	(28,364)	(2,078)	(1,092)	(167)	(31,702)
Translation differences	—	—	36	12	48

Balance at December 31, 2020	27,047	22,795	2,438	675	52,955

(in thousands of USD)	Bareboats	Time charters	Office rental	Company cars	Total

Balance at January 1, 2021	27,047	22,795	2,438	675	52,955
Additions to right-of-use assets	22,379	—	986	111	23,476
Depreciation charge for the year	(33,634)	(12,437)	(1,086)	(230)	(47,387)
Translation differences	—	—	(32)	(11)	(43)

Balance at December 31, 2021	15,792	10,358	2,306	545	29,001

Operating lease expenses recognized in profit and loss	Amounts recognized in profit or loss

(in thousands of USD)	2021	2020
Interest on lease liabilities	(2,378)	(3,287)
Depreciation right-of-use assets	(47,387)	(31,702)
Low-value leases	(171)	(228)

Amounts recognized in the statement of cash flows	Amounts recognized in statement of cash flows

(in thousands of USD)	2021	2020

Total cash outflow for leases	(54,928)	(37,779)
Total cash inflow for leases	1,987	1,786

Disclosure of maturity analysis of operating lease payments
The future undiscounted lease payments to be received for these lease agreements are as follows:

(in thousands of USD)	December 31, 2021	December 31, 2020
Less than one year	100,524	123,319
Between one and five years	240,463	303,561
More than five years	185,441	217,354
Total future lease receivables	526,428	644,234

Future minimum lease receivables for operating leases
The following table sets out a maturity analysis of the lease receivables related to the subleased office space, showing the undiscounted sublease payments to be received after the reporting date.

(in thousands of USD)	December 31, 2021	December 31, 2020
Less than 1 year	2,350	2,328
One to two years	1,895	2,359
Two to three years	1,689	1,898
Three to four years	1,285	1,689
Four to five years	—	1,285
Total undiscounted lease receivables	7,219	9,559